Document and Entity Information	9 Months Ended
Apr. 30, 2013
Document And Entity Information
Entity Registrant Name	DETHRONE ROYALTY HOLDINGS, INC.
Entity Central Index Key	0001504222
Document Type	10-Q
Document Period End Date	Apr. 30, 2013
Amendment Flag	true
Current Fiscal Year End Date	--07-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	105,050,415
Amendment Description	Amendment
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013